Investment Strategy	Apr. 29, 2025
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States. The Fund may invest 100% of its total assets in securities of foreign companies. The Fund mainly invests in the common stock of “growth companies,” which are companies considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 25% of its total assets in emerging markets (i.e., those that are generally in the early stages of their industrial cycles). The Fund considers an issuer to be located in an emerging market if it is organized under the laws of an emerging country; its principal securities trading market is in an emerging market; at least 50% of the issuer’s non-current assets, capitalization, gross revenue or profit is derived from assets or activities located in emerging markets (directly or indirectly); or its “country of risk” is located in an emerging market as determined by a third party service provider. From time to time, the Fund may place greater emphasis on investing in one or more particular countries, or regions, such as Asia or Europe.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features.
The Fund’s portfolio managers look primarily for high growth potential using a “bottom up” investment approach on a company-by-company basis. That approach looks at the investment performance of individual stocks before considering the impact of general or industry specific economic trends. It includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
The portfolio managers currently focus on the following factors, which may vary in particular cases and may change over time:
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companies that the portfolio managers believe have a strong competitive position and high demand for their products or services;
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companies with accelerating earnings growth and cash flow; and
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diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The portfolio managers also consider the effects of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

INVESCO V.I. AMERICAN FRANCHISE FUND | INVESCO V.I. AMERICAN FRANCHISE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the U.S; or (iv) its “country of risk” is the U.S. as determined by a third party service provider. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund’s portfolio managers use a bottom-up stock selection process designed to seek return on growth-oriented investments, as well as a disciplined portfolio construction process designed to manage risk. The portfolio managers use a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The portfolio managers use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with attractive growth outlooks at compelling valuation levels.
The portfolio managers consider whether to sell a particular security when a company is deemed to be overvalued, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price or if the company is displaced by a more attractive investment opportunity.

INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the U.S; or (iv) its “country of risk” is the U.S. as determined by a third party service provider.
Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Fund considers a mid-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The Fund also may invest in larger companies.
The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
The Fund can use options to seek investment return or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
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Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
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Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that they believe offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing across multiple macro factors. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements. The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three macro factors; however, the Fund will typically maintain net long exposure to each macro factor, such that the Fund is expected to benefit from general price appreciation of investments in that macro factor. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to a macro factor and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three macro factors. The portfolio managers select investments to represent each of the three macro factors from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each macro factor and the investments within each macro factor selected in the first step to construct a portfolio that they believe is risk-balanced across the three macro factors. Periodically, the management team re-estimates the risk contributed by each macro factor and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the macro factors and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether a macro factor and investments in that macro factor are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on a macro factor and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each macro factor and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the macro factors and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large-, mid- or small- cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “large-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a company to be a large-capitalization issuer if it has a market capitalization within the range of the market capitalizations of the issuers included in the Russell 1000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. A company’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

INVESCO V.I. COMSTOCK FUND | INVESCO V.I. COMSTOCK FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The portfolio managers emphasize a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and portfolio managers no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond Portfolio Manager’s tolerable level and the trend is likely to be a long-term issue.

INVESCO V.I. Core Equity Fund | INVESCO V.I. Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The portfolio management team seeks to construct a portfolio of securities of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and that are trading at attractive valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund may invest up to 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including foreign government debt securities.
The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.

INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) of any rating, which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. TBA transactions may be conducted as dollar rolls. The Fund may engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, to seek investment return or to seek to mitigate risk and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by Real Estate Investment Trusts (REITs).
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that they believe best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the portfolio managers may deviate from such targets in their discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The portfolio managers may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Invesco V.I. Discovery Mid Cap Growth Fund | Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization within the range of the market capitalizations of the issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. An issuer’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but currently does not intend to invest substantially in such securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.

INVESCO V.I. Diversified Dividend Fund | INVESCO V.I. Diversified Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers seek to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation. As reflected in the Fund's name, the portfolio managers seek to diversify the Fund's dividend-paying holdings across a wide range of market sectors.
The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies represented in the S&P 500® Equal Weight Index (the Underlying Index), and in derivatives and other instruments that have economic characteristics similar to such securities.
Under normal circumstances, the Fund generally invests all, or substantially all, of its net assets in such securities.
The Underlying Index is an equal-weighted version of the S&P 500® Index, which is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. “Equal weighting” means that, unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology, pursuant to which the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Underlying Index is typically rebalanced quarterly and constituent changes are incorporated in the Underlying Index as and when they are made to the S&P 500® Index. The Fund is generally rebalanced in accordance with the Underlying Index. Constituent changes are generally incorporated in the Fund as and when they are made to the Underlying Index.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain equity securities represented in the Underlying Index while managing cash balances.

INVESCO V.I. EQUITY AND INCOME FUND | INVESCO V.I. EQUITY AND INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund invests, under normal circumstances, a majority of its net assets in income-producing equity investments, including, dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments, debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund also invests in U.S. government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated and to manage duration.
The Fund can use options to seek investment return or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, the portfolio managers focus on a security’s potential for income with safety of principal and long-term growth of capital. The portfolio managers emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of its value or when the portfolio managers identify a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

INVESCO V.I. EQV International Equity Fund | INVESCO V.I. EQV International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities (including depositary receipts) of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA® Index. Emerging market countries are those that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”)  factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Invesco V.I. Global Fund | Invesco V.I. Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when he believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

INVESCO V.I. GLOBAL CORE EQUITY FUND | INVESCO V.I. GLOBAL CORE EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI World Index minus 10%. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
In selecting investments for the Fund, the portfolio manager applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies. There is no attempt to mirror the composition of the Fund’s benchmark index.
The portfolio manager looks for companies that are believed to (i) possess sustainable competitive advantages that provide opportunities for long-term growth; (ii) have management teams that are strong capital allocators and efficient operators; and (iii) be attractively priced in relation to their intrinsic value.
As part of a comprehensive assessment of a company’s valuation, the portfolio management team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team assesses valuation in the context of a business's economics, which includes, among other things, its future earnings prospects as forecasted by the team over the next 3-5 years, and will consider investing when expected returns and risk-reward characteristics are attractive.
The portfolio management team will typically sell a security under the following conditions: (a) where the price of the security increases to a level that it considers to be at or near its intrinsic value, (b) where there are more attractive opportunities, or (c) where the original investment thesis for a company is no longer valid.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

INVESCO V.I. Global Real Estate Fund | INVESCO V.I. Global Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investment trusts (REITs) and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund concentrates its investments in the securities of domestic and foreign real estate and real estate-related companies. The Fund considers an issuer to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.
The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.
The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.
The portfolio managers focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.
The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA Nareit Developed Index. The Fund uses this index as a guide in structuring the portfolio, but the Fund is not an index fund.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in debt securities, including foreign and U.S. government bonds and notes, mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities.
Under normal market conditions, the Fund invests a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser‘s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment-grade debt securities without limit. The Fund may also invest in certain restricted securities and securities exempt from registration under the Securities Act of 1933 (Securities Act) including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act (referred to as Rule 144A Securities). The Fund may also invest in exchange-traded funds and other investment companies.
The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
The Fund may also use derivatives for investment purposes or to manage investment risks, including options, futures, forward contracts, swaps and “structured” notes. The Fund actively manages foreign currency exposure, to seek to both reduce risk and enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The portfolio managers analyze the overall investment opportunities and risks across global fixed income markets in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities that they believe offer a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values across global fixed income markets. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

INVESCO V.I. Government Money Market Fund | INVESCO V.I. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments).The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

INVESCO V.I. Government Securities Fund | INVESCO V.I. Government Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2)
obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings, including U.S. Treasury Inflation Protected Securities (TIPS). TIPS are publicly issued, dollar denominated U.S. government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index or CPI) and their payments are supported by the full faith and credit of the United States.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Some of the securities that the Fund invests in may be subject to resale restrictions and are exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments, including swap contracts, options and futures contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can further use volatility swaps and credit default swaps to manage interest rate exposure; and total return swaps to manage interest rate and credit exposures.
The Fund can use options, including swaptions (options on swaps), to manage interest rate risk. The Fund can further use options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.
The portfolio managers utilize the Bloomberg Intermediate U.S. Government Index as a reference in structuring and reviewing the portfolio, but the Fund is not an index fund that seeks to replicate the performance of the index. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and TIPS exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (return on investments in excess of the Bloomberg Intermediate U.S. Government Index).
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommending larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek investment return or to seek to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of its value or when the portfolio managers identify a more attractive investment opportunity.

INVESCO V.I. Health Care Fund | INVESCO V.I. Health Care Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS).
Issuers engaged in health care-related industries include those that design, provide, distribute, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that make or sell medical products, and companies that own or operate health care facilities and systems).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals and the strength of an individual issuer before considering the impact of overall economic, market, sector or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position. The portfolio manager currently focuses on companies that the portfolio manager believes are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.

INVESCO V.I. High Yield Fund | INVESCO V.I. High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned.
The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the Adviser.
The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.
The Fund may invest up to 25% of its net assets in foreign securities. With regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) of any rating. The Fund may invest up to 15% of its net assets in illiquid or thinly traded investments. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. The Fund may also invest, subject to an overall 15% limit on loans, in loan participations or assignments.
The Fund may also invest in real estate investment trusts (REITs) and in the securities of other investment companies, including ETFs.
The Fund can invest in derivative instruments, including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to seek to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue; and use total return swaps to gain exposure to a reference asset.
The Fund can use options, including credit default swap options, to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; currency options to manage currency exposure; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures contracts and/or forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).
The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its style-specific benchmark index (the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) to assess the portfolio’s relative risk and its positioning.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and ESG considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The portfolio managers may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on “larger capitalization” issuers. The Fund considers a larger-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell 1000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock. The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broadly diversified portfolio across major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities that they believe have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.

INVESCO V.I. Main Street Mid Cap Fund | INVESCO V.I. Main Street Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers a mid-capitalization company to be one that has a market capitalization within the range of the market capitalizations of the companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock.
The Fund primarily invests in common stock but may also invest in other types of securities, such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). Although the Fund can invest in securities issued by companies or governments in any country, it does not currently intend to invest substantially in foreign securities.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities that they believe have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers might sell a security if, among other criteria, the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.

Invesco V.I. Main Street Small Cap Fund | Invesco V.I. Main Street Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a small-cap company to be one that has a market capitalization within the range of market capitalizations of the companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock.
The Fund primarily invests in common stock but may also invest in other types of securities such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country; however, it does not currently intend to invest substantially in foreign securities.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities that they believe have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. The portfolio managers might sell a security if the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.

Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s
Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500® Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund to reduce Fund losses by the amount of the Buffer and to provide returns up to the Cap, as described in its investment objective, are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2024 through September 30, 2025. The Fund’s current Cap is set at 12.70%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Buffer is expected to start every Outcome Period at 10%. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 12.70%, which after Fund expenses is 11.91% for Series I shares and 11.63% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C871, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2025, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.

Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s
Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500® Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund to reduce Fund losses by the amount of the Buffer and to provide returns up to the Cap, as described in its investment objective, are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2025 through December 31, 2025. The Fund’s current Cap is set at 12.92%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from January 1 to December 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Buffer is expected to start every Outcome Period at 10%. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 12.92%, which after Fund expenses is 12.13% for Series I shares and 11.85% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C855, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2025, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.

Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s
Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500® Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund to reduce Fund losses by the amount of the Buffer and to provide returns up to the Cap, as described in its investment objective, are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2025 through March 31, 2026. The Fund’s current Cap is set at 13.90%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Buffer is expected to start every Outcome Period at 10%. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 13.90%, which after Fund expenses is 13.10% for Series I shares and 12.82% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C830, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2025, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.

Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s
Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500® Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund to reduce Fund losses by the amount of the Buffer and to provide returns up to the Cap, as described in its investment objective, are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2024 through June 30, 2025. The Fund’s current Cap is set at 15.00%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Buffer is expected to start every Outcome Period at 10%. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 15.00%, which after Fund expenses is 14.30% for Series I shares and 14.05% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C814, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2025, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.

INVESCO V.I. Small Cap Equity Fund | INVESCO V.I. Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may also invest up to 25% of its net assets in foreign securities.
In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that calibrates the Fund’s sector related exposure relative to the Russell 2000® Index, which the portfolio managers believe generally represents the small cap core asset class. The Fund uses this index as a guide in structuring and reviewing the portfolio, but the Fund is not an index fund that seeks to replicate the performance of the index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
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Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
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Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
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Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

INVESCO V.I. Technology Fund | INVESCO V.I. Technology Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund will concentrate its investments in the securities of issuers engaged primarily in technology-related industries. The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within technology-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS) or the Bloomberg Industry Classification System (BICS).
Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.
The Fund invests primarily in securities that are considered by the Fund’s portfolio manager to have potential for earnings or revenue growth. While the portfolio manager may invest in securities of issuers of any market capitalization, the portfolio manager tends to favor the securities of mid- and large-capitalization issuers. A company’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.
The Fund can invest in derivative instruments including options and futures contracts.
The Fund can use options, including call options, for hedging and investment purposes.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting investments for the Fund, the portfolio manager looks for companies using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio manager currently focuses on companies that the portfolio manager believes are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco V.I. U.S. Government Money Portfolio | Invesco V.I. U.S. Government Money Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a money market fund that intends to qualify as a “government money market fund,” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The securities in which the Fund invests may have fixed, floating or variable interest rates. The Fund may also invest in affiliated and unaffiliated government money market funds.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings, if any, for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The 80% investment policy is a non-fundamental investment policy and will not be changed without 60 days’ advance notice to shareholders. Government security generally means any security issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments). The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) government securities, (ii) shares of other money market funds and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.